WEISS TREASURY FUND
Weiss Treasury Only Money Market Fund
Weiss Intermediate Treasury Fund
Weiss Treasury Bond Fund
                                                                   July 23, 1997
A LETTER FROM THE PRESIDENT

Dear Shareholder,

     Enclosed is the Semi-Annual Report for the period ended June 30, 1997 for Weiss Treasury Fund (the "Trust"), consisting of Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund. As of June 30, 1997, Weiss Treasury Bond Fund had not yet commenced operations.

     The first six months of 1997 have seen interest rates moving around quite a bit, with the rate on 5 year Treasury notes moving lower to almost 6.00%, then jumping nearly a point to 6.90%, and finally closing the period at approximately 6.50%. Our conservative policy of structuring the funds with a short average-weighted maturity has allowed us to maintain liquidity in the funds and gave us the ability to take advantage of the higher rate peaks during the period.

     Because prices move inversely to yields, Weiss Intermediate Treasury Fund's net asset value (NAV) opened the year at $10.01 and had dropped to $9.94 on June 30, as rates moved higher. This tandem rate and price action had the effect of producing an annualized income yield of 6.16%, while at the same time reducing the Fund's total return to 4.80% (annualized).

     This interest rate volatility was expected, and should continue through the remainder of 1997. We note that the low level of inflation that has prevailed during the first six months of the year has helped rates stay fairly low and should keep them trending down for a while longer. Even Federal Reserve Chairman Alan Greenspan has calmed his tone, suggesting that inflation has been tamed and is showing no signs of rising in the near future. However, he did issue a strong warning that, should inflation pick up, the Fed will act aggressively to control it.

     The Trust continues to adhere to a conservative philosophy of investing for consistent returns without undue risk. We believe this strategy will allow the Trust to continue to enjoy positive, long-term performance.

     If you have any questions concerning Weiss Treasury Only Money Market Fund or Weiss Intermediate Treasury Fund, please call upon our fund representatives at (800) 430-9617.

Sincerely,
[/s/ JOHN N. BREAZEALE]
John N. Breazeale
President and Chairman

                              WEISS TREASURY FUND

             June 30, 1997 Semi-Annual Portfolio Management Review

     For the six month period ended June 30, 1997, Weiss Treasury Only Money Market Fund produced an annualized total return of 4.71%, that matches the IBC Money Fund Report 100% US Treasury Money Market Fund Average of 4.71%.

     Short term interest rates were volatile during the first half of the year over speculation that the Federal Reserve would act to slow the strong economy and keep inflation at bay. In fact, in late March the Fed raised the Federal Funds rate a quarter point to 5.50%. The move created a bout of nervousness in the markets as traders and investors speculated on even further tightening moves by the Federal Reserve Board at the regularly scheduled meetings in May and July.

     However, rates were left unchanged at both meetings. As long as the economy continues on its path of low inflation and strong growth, the Fed has expressed no desire to push borrowing costs higher.

     Weiss Treasury Only Money Market Fund's average weighted maturity (42.6 days at June 30, 1997) remains fairly short in anticipation of any further hike in interest rates.

     Weiss Intermediate Treasury Fund produced an annualized total return of 4.80%, due in part to price movement as yields fluctuated, with annualized income at 6.16% for the period ended June 30, 1997. This is compared with the Bloomberg US Govt. 3-5 Yr. Total Return of 5.39% and the Bloomberg US Govt. 7-10 Yr. Total Return of 4.89%.

     While the economy is on a sustainable track now, we believe that Chairman Greenspan will keep a vigilant eye out for any signs that inflation is increasing. At some point, rising wage pressures and rising prices could emerge and create an atmosphere that will lead to higher rates.

     Of equal concern is that rates could automatically move as a result of changes in the foreign demand for US Treasuries. Foreign investors have played an important role in the bond market's gains, and any change in demand could create a supply imbalance that may lead to higher rates even in the absence of any Fed intervention. As a result, over the remainder of 1997, we currently anticipate keeping the maturities in both Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund at the shorter end of their maturity range.

                                                    Weiss Money Management, Inc.

WEISS TREASURY FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 1997 (UNAUDITED)

                                                               PAR (000)                 VALUE
                                                               ---------              -----------
US TREASURY OBLIGATIONS -- 99.97%
  US Treasury Bills
     4.800%, due 07/17/97....................................   $ 1,800               $ 1,796,160
     4.810%, due 07/17/97....................................     1,500                 1,496,793
     5.200%, due 07/17/97....................................     1,500                 1,496,533
     4.920%, due 07/24/97....................................     1,000                   996,857
     4.945%, due 07/24/97....................................     1,000                   996,841
     5.165%, due 07/24/97....................................     1,500                 1,495,050
     5.270%, due 07/24/97....................................     1,000                   996,633
     4.500%, due 07/31/97....................................     1,000                   996,250
     5.140%, due 07/31/97....................................     1,000                   995,717
     4.940%, due 08/07/97....................................     1,400                 1,392,892
     5.250%, due 08/07/97....................................     1,400                 1,392,446
     4.910%, due 08/14/97....................................     2,000                 1,987,998
     4.890%, due 08/21/97....................................     1,000                   993,073
     4.940%, due 08/21/97....................................     1,400                 1,390,202
     5.020%, due 08/21/97....................................     1,000                   992,888
     4.840%, due 08/28/97....................................     1,000                   992,202
     4.965%, due 08/28/97....................................     1,000                   992,001
     4.920%, due 09/04/97....................................     2,000                 1,982,233
     4.930%, due 09/11/97....................................     1,000                   990,140
     4.930%, due 09/11/97....................................     1,000                   989,182
     5.020%, due 09/25/97....................................     1,400                 1,383,211
                                                                                      -----------
  Total US Treasury Obligations (Cost $26,745,302)                                     26,745,302
                                                                                      -----------

                                                                SHARES
                                                                -------
SHORT-TERM INVESTMENT -- 0.17%
  Temporary Investment Fund, Inc. --
     T-Fund Portfolio (Cost $46,358).........................    46,358                    46,358
                                                                                      -----------
TOTAL INVESTMENTS (COST $26,791,660*)                                      100.14%     26,791,660
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (0.14%)       (36,732)
                                                                           ------     -----------
NET ASSETS (Equivalent to $1.00 per share based
  on 26,754,928 shares of capital stock outstanding)                       100.00%    $26,754,928
                                                                           ======      ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($26,754,928 [divided by] 26,754,928 shares outstanding)                            $      1.00
                                                                                       ==========

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

WEISS TREASURY FUND
WEISS INTERMEDIATE TREASURY FUND
STATEMENT OF NET ASSETS, JUNE 30, 1997 (UNAUDITED)

                                                                PAR (000)                VALUE
                                                                ---------              ----------
US TREASURY OBLIGATIONS -- 98.02%
  US Treasury Notes
     5.125%, due 06/30/98.....................................   $    35               $   34,792
     9.125%, due 05/15/99.....................................       240                  252,638
     6.00%, due 08/15/99......................................     1,000                  997,370
     6.625%, due 07/31/01.....................................        65                   65,588
     6.25%, due 10/31/01......................................     1,000                  994,780
     7.50%, due 11/15/01......................................     1,000                1,041,750
     15.75%, due 11/15/01.....................................        70                   94,789
     6.250%, due 01/31/02.....................................       500                  497,105
     7.250%, due 05/15/04.....................................       400                  417,007
                                                                                       ----------
  Total US Treasury Obligations (Cost $4,415,456)                                       4,395,819
                                                                                       ----------

                                                                 SHARES
SHORT-TERM INVESTMENT -- 0.57%
  Temporary Investment Fund, Inc. --
     T-Fund Portfolio (Cost $25,418)..........................    25,418                   25,418
                                                                                       ----------
TOTAL INVESTMENTS (COST $4,440,874)                                          98.59%     4,421,237
OTHER ASSETS IN EXCESS OF LIABILITIES                                         1.41%        63,134
                                                                             -----     ----------
NET ASSETS (Equivalent to $9.94 per share based on 451,060
  shares of capital stock outstanding)                                      100.00%    $4,484,371
                                                                             =====     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($4,484,371 [divided by] 451,060 shares outstanding)                                 $     9.94
                                                                                       ==========

------------
* Aggregate cost for federal income tax purposes is substantially the same. The aggregate gross unrealized appreciation/(depreciation) for all securities is as follows:

     Excess of value over tax cost...................  $  9,483
     Excess of tax cost over value...................   (29,120)
                                                       --------
                                                       $ 19,637
                                                       ========

See accompanying notes to financial statements.

WEISS TREASURY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                     WEISS               WEISS
                                                                 TREASURY ONLY       INTERMEDIATE
                                                               MONEY MARKET FUND     TREASURY FUND
                                                               -----------------     -------------
INVESTMENT INCOME:
  Interest...................................................      $ 443,654           $ 133,189
                                                                   ---------           ---------
EXPENSES:
  Investment Advisory fees...................................         43,404               9,993
  Administration fees........................................         42,818              42,793
  Custodian fees.............................................         42,561              31,882
  Transfer Agent fees........................................          8,692               8,017
  Legal fees.................................................         15,372               3,795
  Audit fees.................................................          9,943               2,454
  Printing...................................................          5,887                 496
  Insurance..................................................          7,159               1,767
  Trustees' fees.............................................          2,386                 589
  Registration and filing fees...............................          4,518               1,130
  Amortization of organizational costs.......................         12,645               6,447
  Miscellaneous..............................................            298               4,343
                                                                   ---------           ---------
     Total Expenses..........................................        195,683             113,706
  Less: expenses waived and reimbursed.......................       (152,278)           (103,713)
                                                                   ---------           ---------
     Net Expenses............................................         43,405               9,993
                                                                   ---------           ---------
Net Investment Income........................................        400,249             123,196
                                                                   ---------           ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net change in unrealized appreciation/ (depreciation) on
     investments.............................................             --             (23,312)
                                                                   ---------           ---------
Net increase in net assets resulting from operations.........      $ 400,249           $  99,884
                                                                   =========           =========

---------------

See accompanying notes to financial statements.

WEISS TREASURY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                      WEISS TREASURY ONLY
                                                                       MONEY MARKET FUND
                                                            ---------------------------------------
                                                             JANUARY 1, 1997
                                                                 THROUGH           JUNE 28, 1996*
                                                              JUNE 30, 1997            THROUGH
                                                               (UNAUDITED)        DECEMBER 31, 1996
                                                            -----------------     -----------------
INCREASE IN NET ASSETS:
  Operations:
     Net investment income................................     $   400,249           $   122,700
     Net change in unrealized appreciation/
       (depreciation) on investments......................              --                    --
                                                               -----------            ----------
     Net increase in net assets resulting from
       operations.........................................         400,249               122,700
  Distributions:
     From net investment income...........................        (400,249)             (122,700)
  Capital share transactions:
     Net increase from capital share transactions.........      15,627,606            11,093,988
                                                               -----------            ----------
     Total increase in net assets.........................      15,627,606            11,093,988
NET ASSETS
  Beginning of period.....................................      11,127,322                33,334
                                                               -----------            ----------
  End of period...........................................     $26,754,928           $11,127,322
                                                               ===========            ==========

------------
* Commencement of operations.

See accompanying notes to financial statements.

WEISS TREASURY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                               WEISS INTERMEDIATE TREASURY FUND
                                                            ---------------------------------------
                                                             JANUARY 1, 1997
                                                                 THROUGH           JUNE 28, 1996*
                                                              JUNE 30, 1997            THROUGH
                                                               (UNAUDITED)        DECEMBER 31, 1996
                                                            -----------------     -----------------
INCREASE IN NET ASSETS:
  Operations:
     Net investment income................................     $   123,196           $    45,467
     Net change in unrealized appreciation/
       (depreciation) on investments......................         (23,312)                3,675
                                                               -----------            ----------
     Net increase in net assets resulting from
       operations.........................................          99,884                49,142
  Distributions:
     From net investment income...........................        (123,196)              (45,467)
  Capital share transactions:
     Net increase from capital share transactions.........       1,747,954             2,722,721
                                                               -----------            ----------
     Total increase in net assets.........................       1,724,642             2,726,396
NET ASSETS
  Beginning of period.....................................       2,759,729                33,333
                                                               -----------            ----------
  End of period...........................................     $ 4,484,371           $ 2,759,729
                                                               ===========            ==========

------------
* Commencement of operations.

See accompanying notes to financial statements.

WEISS TREASURY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                WEISS TREASURY ONLY MONEY MARKET FUND
                                                                -------------------------------------
                                                                JANUARY 1, 1997
                                                                    THROUGH          JUNE 28, 1996*
                                                                 JUNE 30, 1997           THROUGH
                                                                  (UNAUDITED)       DECEMBER 31, 1996
                                                                ---------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD:                               $  1.00              $  1.00
                                                                    -------               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......................................         0.02                 0.02
  Net realized and unrealized gain/(loss)
     on investments...........................................           --                   --
                                                                    -------               ------
     Total from investment operations.........................         0.02                 0.02
                                                                    -------               ------
LESS DISTRIBUTIONS:
  From net investment income..................................        (0.02)               (0.02)
                                                                    -------               ------
NET ASSET VALUE, END OF PERIOD:                                     $  1.00              $  1.00
                                                                    =======               ======
TOTAL RETURN..................................................         4.71%(3)             4.67%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............................      $26,755              $11,127
Ratio of expenses to average net assets(1)....................         0.50%(3)             0.50%(3)
Ratio of net investment income to average net assets(2).......         4.61%(3)             4.54%(3)

------------
(1) The annualized expense ratios before waivers and reimbursement of expenses for the periods ended June 30, 1997 and December 31, 1996 for Weiss Treasury Only Money Market Fund would have been 2.25% and 7.69%, respectively.
(2) The annualized net investment income/(loss) ratios before waivers and reimbursement of expenses for the periods ended June 30, 1997 and December 31, 1996 for Weiss Treasury Only Money Market Fund would have been 2.86% and (2.65)%, respectively.
(3) Annualized.
* Commencement of operations.

See accompanying notes to financial statements.

WEISS TREASURY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  WEISS INTERMEDIATE TREASURY FUND
                                                                -------------------------------------
                                                                JANUARY 1, 1997
                                                                    THROUGH          JUNE 28, 1996*
                                                                 JUNE 30, 1997           THROUGH
                                                                  (UNAUDITED)       DECEMBER 31, 1996
                                                                ---------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD:                               $ 10.01              $ 10.00
                                                                     ------               ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......................................         0.30                 0.33
  Net realized and unrealized gain/(loss)
     on investments...........................................        (0.07)                0.01
                                                                     ------               ------
     Total from investment operations.........................         0.23                 0.34
                                                                     ------               ------
LESS DISTRIBUTIONS:
  From net investment income..................................        (0.30)               (0.33)
                                                                     ------               ------
NET ASSET VALUE, END OF PERIOD:                                     $  9.94              $ 10.01
                                                                     ======               ======
TOTAL RETURN..................................................         4.80%(3)             6.82%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............................      $ 4,484              $ 2,760
Ratio of expenses to average net assets(1)....................         0.50%(3)             0.50%(3)
Ratio of net investment income to average net assets(2).......         6.16%(3)             6.39%(3)
Portfolio turnover............................................            0%                   0%

------------
(1) The annualized expense ratios before waivers and reimbursement of expenses for the periods ended June 30, 1997 and December 31, 1996 for Weiss Intermediate Treasury Fund would have been 5.69% and 21.51%, respectively.
(2) The annualized net investment income/(loss) ratios before waivers and reimbursement of expenses for the periods ended June 30, 1997 and December 31, 1996 for Weiss Intermediate Treasury Fund would have been 0.97% and (14.62)%, respectively.
(3) Annualized.
* Commencement of operations.

See accompanying notes to financial statements.

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)

1.  FUND ORGANIZATION

Weiss Treasury Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following three investment funds: Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund, and Weiss Treasury Bond Fund (individually a "Fund" and, collectively, the "Funds"). The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust. As of the date of this report, Weiss Treasury Bond Fund had not commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Investment securities of Weiss Treasury Only Money Market Fund are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium. Investment securities of Weiss Intermediate Treasury Fund are valued at market value using bid prices or, if market value cannot be readily obtained, at fair value as determined by the Board of Trustees or its designee. Debt securities held by the Funds that have maturities of less than sixty days are generally valued at amortized cost.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Net investment income for each Fund consists of all interest income accrued on the Funds' assets, less accrued expenses. Interest income for Weiss Treasury Only Money Market Fund is comprised of accrued interest, original issue and market discount earned less amortization of any market premium. Interest income for Weiss Intermediate Treasury Fund is comprised of accrued interest and original issue and market discount earned. Each Fund's expenses are also accrued daily.

Dividends and Distributions to Shareholders: Each Fund declares dividends daily from net investment income. Weiss Treasury Only Money Market Fund intends to pay accrued dividends on the last business day of each month. Weiss Intermediate Treasury Fund intends to pay distributions of taxable income quarterly, and to distribute any net capital gains realized annually before the Fund's fiscal year end on December 31. Each Fund may make an additional distribution of income and gains if necessary to satisfy a calender year excise tax distribution requirement.

Federal Income Taxes: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Repurchase Agreements: The Funds may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller under a repurchase agreement will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses are being amortized using the straight-line method over a period not to exceed five years from the date of commencement of operations.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Funds. Under investment advisory agreements with each of the Funds, the Manager provides continuous advice and recommendations concerning each Fund's investments. The Funds have each agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of .50% of the average daily net assets with respect to Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund. The Manager may from time to time waive all or a portion of its fees payable by the Funds. Certain officers of the Manager serve as President, Secretary and Trustee to the Trust.

Weiss Funds, Inc., a registered broker-dealer and wholly-owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust.

PNC Bank, NA serves as the Custodian for the Funds' portfolio securities and cash.

For the period ended June 30, 1997, the Manager, Administrator, Transfer Agent and Custodian of Weiss Treasury Only Money Market Fund voluntarily waived fees totaling $43,404, $10,791, $4,505 and $1,877, respectively. For Weiss Intermediate Treasury Fund, the Manager, Administrator, Transfer Agent and Custodian voluntarily waived fees totaling $9,994, $10,777, $4,500 and $1,875. In addition, the Manager has voluntarily agreed to reimburse each Fund individually to the extent required to maintain expenses at no more than 0.50% of the average daily net assets. For the period ended June 30, 1997, the Manager agreed to reimburse Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund $91,701 and $76,567, respectively.

Dechert Price & Rhoads serves as legal counsel to the Trust. A partner of that firm serves as Assistant Secretary to the Trust.

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

Each Trustee receives an annual fee of $2,000 plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At June 30, 1997, the Funds' net assets consisted of:

                   WEISS TREASURY
                        ONLY          WEISS INTERMEDIATE
                  MONEY MARKET FUND     TREASURY FUND
                  -----------------   ------------------
Paid in capital      $26,754,928          $4,504,008
Net unrealized
  appreciation/
  (depreciation)
  on investments              --             (19,637)
                     -----------          ----------
                     $26,754,928          $4,484,371
                     ===========          ==========

5.  PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 1997, purchases and sales of securities, other than short-term investments aggregated $2,701,763 and $0, respectively, for Weiss Intermediate Treasury Fund.

6.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value.

                     WEISS TREASURY ONLY MONEY MARKET FUND

Transactions in capital shares for the period ended June 30, 1997 are summarized below.

                                   SHARES        VALUE
                                 ----------   -----------
Shares sold                      20,977,754   $20,977,754
Shares reinvested                   324,173       324,173
Shares repurchased               (5,674,321)   (5,674,321)
                                 ----------   -----------
                                 15,627,606   $15,627,606
                                 ==========   ===========

Transactions in capital shares for the period ended December 31, 1996 are summarized below.

                                   SHARES        VALUE
                                 ----------   -----------
Shares sold                      11,934,139   $11,934,139
Shares reinvested                    75,908        75,908
Shares repurchased                 (916,059)     (916,059)
                                 ----------   -----------
                                 11,093,988   $11,093,988
                                 ==========   ===========

                        WEISS INTERMEDIATE TREASURY FUND

Transactions in capital shares for the period ended June 30, 1997 are summarized below.

                                   SHARES        VALUE
                                 ----------   -----------
Shares sold                         247,787   $ 2,463,149
Shares reinvested                     8,655        85,652
Shares repurchased                  (80,947)     (800,847)
                                 ----------   -----------
                                    175,495   $ 1,747,954
                                 ==========   ===========

Transactions in capital shares for the period ended December 31, 1996 are summarized below.

                                   SHARES        VALUE
                                 ----------   -----------
Shares sold                         279,796   $ 2,798,622
Shares reinvested                       901         8,993
Shares repurchased                   (8,465)      (84,894)
                                 ----------   -----------
                                    279,232   $ 2,722,721
                                 ==========   ===========

BOARD OF TRUSTEES
         John N. Breazeale
           Chairman
         Esther S. Gordon
         Robert L. Lehrer
         Martin D. Weiss
         Donald Wilk

OFFICERS
         John N. Breazeale
           President
         Neal J. Andrews
           Treasurer
         Sharon A. Parker
           Secretary

INVESTMENT MANAGER
         Weiss Money Management, Inc.
         4176 Burns Rd.
         Palm Beach Gardens, FL 33410
ADMINISTRATOR
         PFPC Inc.
         103 Bellevue Parkway
         Wilmington, DE 19809

DISTRIBUTOR
         Weiss Funds, Inc.
         4176 Burns Road
         Palm Beach Gardens, FL 33410

TRANSFER AGENT
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                         [THE WEISS TREASURY FUNDS LOGO BLACK]
                                          [THE WEISS TREASURY FUNDS LOGO BLUE]
                                           TREASURY ONLY MONEY MARKET FUND
                                                INTERMEDIATE TREASURY FUND
                                                        TREASURY BOND FUND

                                        SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                                   JUNE 30, 1997